Note 26 - Trade Payables (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade payable [member]
Statement Line Items [Line Items]
Nominal contractual amounts, including interest	R$ 21,071.0	R$ 16,905.8